DRYDEN GLOBAL TOTAL RETURN FUND, INC.

Supplement dated September 14, 2005 to the
Prospectus and Statement of Additional Information dated April 7, 2005
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	Effective as of September 7, 2005, Michael Goosay is no longer a portfolio manager of Dryden Global Total Return Fund, Inc. Robert Tipp, CFA, of the PIM Fixed Income Group will continue to be responsible for the day-to-day management of the Fund. All references to Mr. Goosay are hereby deleted from the Fund's prospectus and statement of additional information.







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